Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-35784
Entity Registrant Name	NORWEGIAN CRUISE LINE HOLDINGS LTD.
Entity Central Index Key	0001513761
Entity Tax Identification Number	98-0691007
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	7665 Corporate Center Drive
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	305
Local Phone Number	436-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	NCLH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false